Change in Intent Related to Assets Previously Presented as Discontinued Operations	12 Months Ended
Dec. 31, 2011
Change in Intent Related to Assets Previously Presented as Discontinued Operations [Abstract]
CHANGE IN INTENT RELATED TO ASSETS PREVIOUSLY PRESENTED AS DISCONTINUED OPERATIONS

NOTE 2 - CHANGE IN INTENT RELATED TO ASSETS PREVIOUSLY PRESENTED AS DISCONTINUED OPERATIONS

During the third quarter of 2011 management decided the Corporation no longer intended to dispose of the residual assets remaining from the sale of West Michigan Community Bank. As a result of the change in intent, amounts and results of operations for the periods ended December 31, 2011 and 2010, as well as balance sheet data as of December 31, 2010 have been reclassified to reflect this change in intent. Assets reported as discontinued operations as of December 31, 2010 was reduced by $9,654,000. Commercial loans totaling $664,000, commercial real estate loans of $9,360,000 and residential real estate loans totaling $132,000 were reclassified to continuing operations. Allowance for loan losses, related to these loans, totaling $1,197,000 was also reclassified to continuing operations. Other real estate owned of $665,000 and other assets of $30,000 were also reclassified into continuing operations. Results of operations of discontinued operations for the twelve month periods ended December 30, 2010 was increased by $831,000. This was the result of $459,000 of interest income being reclassified to continuing operations. Continuing operations was also charged $1,173,000 of provision for loan losses as a result of the reclassification. Non interest expense of $78,000 of loan and collection expenses and $44,000 of other expenses were also reclassified into continuing operations. Additionally, $5,000 of tax benefit was moved to continuing operations. The following footnotes to the consolidated financial statements were updated upon the retroactive reclassification of assets held for sale to held for investment as of December 31, 2010: Note 3 - Earnings Per Share; Note 5 - Loans and Allowance for Loan Losses; Note 6 - Other Real Estate Owned; Note 10 - Income Taxes; Note 13 - Fair Value; and Note 14 - Discontinued Operations.